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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6202

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1.     Schedule of Investments.

   The Quarterly Schedule of Investments is filed herewith.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004

                                     NO. OF          FAIR
                                     SHARES         VALUE
                                   ----------   -------------
COMMON STOCK (97.1%)

AEROSPACE (0.8%)
 Boeing Co.                           28,246    $   1,458,059
 General Dynamics                     25,345        2,587,725
                                                -------------
                                                    4,045,784
                                                -------------
AUTOMOTIVE (1.3%)
 Ford Motor Co.                      154,802        2,174,968
 General Motors Corp.                 63,120        2,681,338
 Harley-Davidson                      29,269        1,739,749
                                                -------------
                                                    6,596,055
                                                -------------
BANKING (8.0%)
 Bank of America Corp.               251,896       10,914,654
 Capital One Financial Corp.          41,225        3,046,528
 First Horizon National                  194            8,412
 J.P. Morgan Chase & Co.             215,959        8,580,051
 KeyCorp                              20,766          656,206
 Marshall & Ilsley Corp.              17,756          715,567
 MBNA Corp.                           19,662          495,482
 National City Corp.                  64,375        2,486,163
 U.S. Bancorp                         49,664        1,435,290
 Wachovia Corp.                      102,940        4,833,033
 Washington Mutual, Inc.              12,899          504,093
 Wells Fargo & Co.                    95,736        5,708,738
                                                -------------
                                                   39,384,217
                                                -------------
BEVERAGE (2.3%)
 Anheuser Busch Cos.                  10,621          530,519
 Brown-Forman Corp.                   12,247          560,913
 Coca-Cola Co.                       115,700        4,633,785
 Coca-Cola Enterprises Inc.           63,679        1,203,533
 PepsiCo. Inc.                        95,024        4,622,918
                                                -------------
                                                   11,551,668
                                                -------------
BROKERAGE (2.9%)
 Bear Stearns Cos.                    35,041        3,369,893
 Goldman Sachs Group                  39,880        3,718,411
 Lehman Brothers Holding,             29,158        2,324,476
 Inc.
 Merrill Lynch & Co.                  37,104        1,844,811
 Morgan Stanley                       64,849        3,197,056
                                                -------------
                                                   14,454,647
                                                -------------
BUILDING MATERIALS (0.2%)
 Masco Corp.                          34,802        1,201,713
                                                -------------

                                     NO. OF          FAIR
                                     SHARES         VALUE
                                   ----------   -------------
CAPITAL GOODS (1.7%)
 Danaher Corp.                        43,166    $   2,213,552
 Deere & Co.                          34,389        2,219,810
 Dover Corp.                          37,305        1,450,045
 Eaton Corp.                           9,593          608,292
 Nucor Corp.                           6,275          573,347
 Waters Corp. (A)                     28,148        1,241,327
                                                -------------
                                                    8,306,373
                                                -------------
CHEMICALS (1.3%)
 Dow Chemical                         54,755        2,473,831
 E.I. duPont de Nemours & Co.         20,432          874,490
 Ecolab Inc.                          35,126        1,104,361
 Monsanto Co.                         53,651        1,953,969
                                                -------------
                                                    6,406,651
                                                -------------
CONGLOMERATES (5.1%)
 General Electric Co.                460,123       15,450,930
 Honeywell International, Inc.        39,585        1,419,518
 Parker-Hannifin                      22,419        1,319,582
 3M Co.                               25,087        2,006,207
 Tyco International Ltd.              98,765        3,028,135
 United Technologies Corp.            23,814        2,223,751
                                                -------------
                                                   25,448,123
                                                -------------
CONSTRUCTION MACHINERY (0.4%)
 Ingersoll-Rand Co.                   28,807        1,958,012
                                                -------------
CONSUMER (2.9%)
 Avery Dennison Corp.                 12,646          831,854
 Ball Corp.                           21,326          798,232
 Black & Decker Corp.                  3,991          309,063
 Colgate-Palmolive Co.                15,893          718,046
 Eastman Kodak                        45,135        1,454,250
 Gillette Co.                         23,251          970,497
 Kimberly Clark Corp.                 23,800        1,537,242
 Procter & Gamble Co.                123,140        6,664,337
 Sealed Air (A)                       26,426        1,224,845
                                                -------------
                                                   14,508,366

                                                -------------
DEFENSE (0.7%)
 Lockheed Martin Corp.                29,363        1,637,868
 Northrop Grumman Corp.               38,210        2,037,739
                                                -------------
                                                    3,675,607
                                                -------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                     NO. OF          FAIR
                                     SHARES         VALUE
                                   ----------   -------------
ENTERTAINMENT (2.3%)
 Carnival Corp.                      28,628      $  1,353,818
 Electronic Arts (A)                 41,081         1,889,521
 Fox Entertainment Group
  (Class A) (A)                      55,501         1,539,598
 Viacom, Inc.                        80,233         2,692,619
 Walt Disney Co.                    162,229         3,658,264
                                                 ------------
                                                   11,133,820
                                                 ------------
FINANCE (1.9%)
 American Express Co.                85,707         4,410,482
 Countrywide Financial               80,244         3,160,811
 Principal Financial Group           29,244         1,051,907
 Providian Financial                 60,475           939,782
                                                 ------------
                                                    9,562,982
                                                 ------------
FOOD (1.7%)
 Archer-Daniels-Midland Co.         114,841         1,950,000
 Hormel Foods                        16,653           445,967
 Kellogg Co.                          9,815           418,708
 McDonald's Corp.                    97,575         2,735,027
 Sara Lee Corp.                      99,935         2,284,514
 Yum! Brands                         13,000           528,580
                                                 ------------
                                                    8,362,796
                                                 ------------
HEALTHCARE (3.2%)
 Abbott Laboratories                 72,380         3,066,017
 Aetna Inc.                          21,495         2,147,995
 Anthem Inc. (A)                      6,327           552,031
 Becton, Dickinson                   11,617           600,599
 Cardinal Health                      8,009           350,554
 Caremark Rx (A)                     29,914           959,342
 Genentech Inc. (A)                  19,494         1,021,875
 Hospira Inc. (A)                     4,155           127,143
 Medco Health Solutions (A)          13,336           412,082
 UnitedHealth Group, Inc.            51,524         3,799,380
 Wellpoint Health Networks (A)        6,833           718,080
 Zimmer Holdings (A)                 24,398         1,928,418
                                                 ------------
                                                   15,683,516
                                                 ------------
HOME CONSTRUCTION (0.3%)
 Pulte Homes                         22,895         1,405,066
                                                 ------------
INDEPENDENT ENERGY (0.7%)
 Burlington Resources                41,380         1,688,304
 Devon Energy                         7,732           549,049
 Occidental Petroleum                18,573         1,038,788
                                                 ------------
                                                    3,276,141
                                                 ------------
INSURANCE (5.8%)
 Ace Limited                         13,961           559,278
 AFLAC Inc.                          25,283           991,346
 Allstate Corp.                      22,459         1,077,807

                                     NO. OF          FAIR
                                     SHARES         VALUE
                                   ----------   -------------
INSURANCE (CONTINUED)
 Ambac Financial Group               27,267      $  2,179,997
 American International             123,922         8,425,457
 Group
 Aon Corp.                           24,699           709,849
 Chubb Corp.                         44,325         3,115,161
 CIGNA Corp.                         18,183         1,266,082
 Hartford Financial
   Services Group                    10,080           624,254
 Jefferson-Pilot Corp.                6,889           342,108
 Lincoln National Corp.               9,198           432,306
 MetLife Inc.                        71,335         2,757,098
 MGIC Investment Corp.               17,509         1,165,224
 Progressive Corp.                   15,227         1,290,488
 Prudential Financial                79,956         3,761,130
                                                 ------------
                                                   28,697,585
                                                 ------------
INTEGRATED ENERGY (5.1%)
 Anadarko Petroleum                  14,254           945,895
 ChevronTexaco Corp.                101,398         5,438,989
 ConocoPhillips                      33,050         2,738,193
 Exxon Mobil Corp.                  304,077        14,696,041
 Marathon Oil                        30,723         1,268,245
                                                 ------------
                                                   25,087,363
                                                 ------------
LODGING (0.5%)
 Marriott International              35,493         1,844,216
 Starwood Hotels & Resorts            8,357           387,932
                                                 ------------
                                                    2,232,148
                                                 ------------
MEDIA (1.7%)
 Comcast Corp. (Class A)            107,389         3,032,128
 Gannett Co.                         22,262         1,864,665
 Time Warner, Inc. (A)              210,873         3,403,490
                                                 ------------
                                                    8,300,283
                                                 ------------
MEDIA CABLE (0.3%)
 Univision Communications
   (Class A) (A)                     44,785         1,415,654
                                                 ------------
MEDIA NON-CABLE (0.2%)
 Lamar Advertising (Class A) (A)     22,751           944,735
                                                 ------------
METALS (0.9%)
 Alcoa, Inc.                        103,917         3,490,572
 Pactiv Corp. (A)                    49,646         1,154,270
                                                 ------------
                                                    4,644,842
                                                 ------------
NATURAL GAS DISTRIBUTORS (0.5%)
 Kinder Morgan                       30,116         1,891,887
 National Fuel Gas                   12,243           346,844
                                                 ------------
                                                    2,238,731
                                                 ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                     NO. OF          FAIR
                                     SHARES         VALUE
                                   ----------   -------------
OIL FIELD (0.9%)
 Baker Hughes, Inc.                   23,166      $ 1,012,818
 Halliburton Co.                      19,559          658,943
 Schlumberger Ltd.                    32,183        2,166,238
 Transocean, Inc.                     21,164          757,248
                                                  -----------
                                                    4,595,247
                                                  -----------
PAPER (0.5%)
 Georgia-Pacific Corp.                17,510          629,485
 International Paper                  23,579          952,827
 Weyerhaeuser Co.                      9,869          656,091
                                                  -----------
                                                    2,238,403
                                                  -----------
PHARMACEUTICALS (7.7%)
 AmerisourceBergen Corp.              16,595          891,317
 Amgen, Inc.  (A)                     61,453        3,490,223
 Bristol-Myers Squibb                 89,117        2,109,399
 Eli Lilly & Co.                      42,149        2,531,047
 Forest Laboratories (A)              33,159        1,491,492
 Gilead Sciences (A)                  49,226        1,839,822
 IVAX Corp.                           48,057          920,292
 Johnson & Johnson                   137,629        7,752,642
 Merck & Co., Inc.                   101,977        3,365,241
 Pfizer, Inc.                        352,440       10,784,664
 Schering-Plough                      67,733        1,290,991
 Wyeth                                43,843        1,639,728
                                                  -----------
                                                   38,106,858
                                                  -----------
RAILROADS (0.1%)
 Norfolk Southern                     16,776          498,918
                                                  -----------
REFINING (0.4%)
 Newmont Mining Corp.                 19,375          882,144
 Sunoco Inc.                           7,678          568,018
 Valero Energy Corp.                   9,090          729,109
                                                  -----------
                                                    2,179,271
                                                  -----------
RETAILERS (6.5%)
 AutoZone, Inc. (A)                    5,694          439,862
 Best Buy                             30,613        1,660,449
 Costco Wholesale                     21,611          897,397
 Federated Department Stores,  Inc.   12,390          562,878
 Gap Inc.                            110,912        2,074,054
 Home Depot, Inc.                    159,742        6,261,886
 Jones Apparel Group                   6,979          249,848
 Limited Brands                       46,384        1,033,899
 Lowe's Cos.                          18,931        1,028,900
 Staples Inc.                         78,821        2,348,472
 Target Corp.                         42,236        1,911,179
 Toys R Us (A)                        70,831        1,256,542
 Walgreen Co.                         54,947        1,968,751
 Wal-Mart Stores                     199,075       10,590,790
                                                  -----------
                                                   32,284,907
                                                  -----------

                                                ------------
                                     NO. OF          FAIR
                                     SHARES         VALUE
                                   ----------   -------------
SERVICES (2.6%)
 Biogen, Inc. (A)                     31,020     $  1,897,338
 Boston Scientific (A)                39,349        1,563,336
 Cendant Corp.                        51,593        1,114,409
 eBay Inc. (A)                        30,784        2,831,051
 KLA-Tencor Corp. (A)                  9,475          392,976
 Medtronic, Inc.                      56,514        2,933,077
 Yahoo Inc. (A)                       61,852        2,100,803
                                                  -----------
                                                   12,832,990
                                                  -----------
TECHNOLOGY (15.0%)
 Adobe Systems                        32,830        1,623,936
 Advanced Micro Devices (A)           83,937        1,091,181
 Analog Devices, Inc.                 17,932          695,403
 Apple Computer (A)                   48,337        1,873,542
 Autodesk                             33,293        1,620,870
 BMC Software (A)                     47,206          746,327
 Cisco Systems, Inc. (A)             315,216        5,691,225
 Comverse Technology (A)              81,806        1,542,452
 Corning Inc                         153,910        1,705,323
 Dell Inc. (A)                       116,672        4,147,690
 EMC Corp. (A)                        36,361          419,606
 First Data                           40,316        1,753,746
 Fiserv Inc. (A)                      12,204          425,370
 Gateway Inc. (A)                    115,654          572,487
 Hewlett Packard Co.                 142,000        2,662,500
 Intel Corp.                         301,416        6,040,377
 International Business
   Machine Corp.                      76,824        6,586,890
 ITT Industries                       16,129        1,290,159
 Jabil Circuit (A)                    45,645        1,049,835
 Lexmark International
   (Class A) (A)                       6,037          507,168
 Maxim Integrated Products            14,850          627,264
 Micron Technology, Inc.              99,869        1,201,424
 Microsoft                           502,687       13,896,782
 Motorola, Inc.                      206,633        3,727,659
 NCR Corp. (A)                        25,799        1,279,372
 Nvidia Corp. (A)                     58,421          846,812
 Oracle Corp. (A)                    232,747        2,628,877
 QUALCOMM, Inc.                       69,284        2,704,501
 Scientific-Atlanta, Inc.             49,543        1,284,155
 Texas Instruments, Inc.              93,808        1,996,234
 Thomas & Betts Corp.                 43,164        1,157,659
 VERITAS Software (A)                 53,916          961,053
                                                  -----------
                                                   74,357,879
                                                  -----------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                     NO. OF          FAIR
                                     SHARES         VALUE
                                   ----------   -------------
TELECOMMUNICATIONS (3.9%)

 AT&T Wireless Services (A)          25,309      $    374,067
 BellSouth Corp.                    124,064         3,364,616
 CenturyTel, Inc.                    12,604           431,561
 NEXTEL Communications
 (Class A) (A)                      115,869         2,766,372
 Polycom, Inc. (A)                   49,165           974,204
 SBC Communications, Inc.           153,659         3,987,451
 Sprint Corp. - PCS Group           111,288         2,240,227
 Verizon Communications             129,042         5,081,674
                                                 ------------
                                                   19,220,172
                                                 ------------
TEXTILE (0.6%)
 NIKE, Inc.                          38,492         3,033,170
                                                 ------------
TOBACCO (1.3%)
 Altria Group                        95,539         4,494,155
 Fortune Brands                      26,616         1,971,979
                                                 ------------
                                                    6,466,134
                                                 ------------
TRANSPORTATION SERVICES (1.3%)
 PACCAR Inc.                         34,033         2,350,149
 United Parcel                       53,185         4,037,805
                                                 ------------
                                                    6,387,954
                                                 ------------
U.S. AGENCY (1.2%)
 Federal Association National        59,606         3,779,020
 Mortgage
 Federal Home Loan Mortgage Corp.    31,633         2,063,737
                                                 ------------
                                                    5,842,757
                                                 ------------
UTILITIES (2.4%)
 The AES Corp. (A)                  126,897         1,267,701
 American Electric Power             62,542         1,998,842
 Constellation Energy Group          46,830         1,865,707
 Edison International                46,592         1,235,154
 Exelon Corp.                        56,416         2,069,903
 FirstEnergy Corp.                   53,191         2,185,086
 Public Service Enterprise           13,294           566,324
 Southern Co.                        27,360           820,253
                                                 ------------
                                                   12,008,970
                                                 ------------

TOTAL COMMON STOCKS
 (COST $452,002,041)                              480,576,508
                                                -------------

                                      PRINCIPAL         FAIR
                                       AMOUNT           VALUE
                                     ----------     -------------
SHORT-TERM INVESTMENTS (3.4%)
COMMERCIAL PAPER (3.1%)
 American General Financial Corp.,
  1.79% due October 13, 2004         $2,670,000      $  2,668,264
 Caterpillar, Inc.,
  1.79% due November 17, 2004         2,500,000         2,493,943
 Coca-Cola Enterprises Inc.,
  1.79% due November 4, 2004          1,832,000         1,828,785
 Federal Home Loan,
  1.67% due October 8, 2004           2,203,000         2,202,255
 Morgan Stanley Dean Witter & Co.,
  1.76% due October 6, 2004           3,084,000         3,083,075
 UBS Financial Inc.,
  1.91% due October 1, 2004           3,145,000         3,145,000
                                                     ------------
                                                       15,421,322
                                                     ------------

U.S. TREASURY (0.3%)
 United States of America Treasury,
  1.48% due November 4, 2004  (B)     1,400,000         1,398,050
                                                     ------------

TOTAL SHORT-TERM
 INVESTMENTS (COST $16,820,267)                        16,819,372
                                                     ------------


                                      NOTIONAL
                                       VALUE
                                     ----------
FUTURES CONTRACTS (0.0%)
 S&P 500 Stock Index,
 Exp. December, 2004 (C)             $8,361,750                 -
                                                     ------------

TOTAL INVESTMENTS (100.5%)
 (COST $468,822,308) (D)                              497,395,880
                                                     ------------

OTHER ASSETS AND LIABILITIES (-0.5%)                  (2,304,474)
                                                     ------------

TOTAL NET ASSETS (100.0%)                            $495,091,406
                                                     ============

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

NOTES

(A)  Non-income Producing Security.

(B) Par value of $1,400,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is The Travelers Growth and Income Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. The Travelers Growth and Income Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At September 30, 2004, net unrealized appreciation for all securities was $28,573,572. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $69,803,187 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $41,229,615.

                      See Notes to Statement of Investments

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account GIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by Account GIS.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

     OPTIONS. Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account GIS at September 30, 2004.

     REPURCHASE AGREEMENTS. When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account GIS at September 30, 2004.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $197,080,848 and $230,016,309 respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $5,485,931 and $3,798,970, respectively, for the nine months ended September 30, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At September 30, 2004, Account GIS held 30 open S&P 500 Stock Index futures contracts expiring in December, 2004. The underlying face value, or notional value, of these contracts at September 30, 2004 amounted to $8,361,750. In connection with these contracts, short-term investments with a par value of $1,400,000 had been pledged as margin deposits.

     Net realized gains resulting from futures contracts were ($120,867) for the nine months ended September 30, 2004.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004

                                                                                          PRINCIPAL            FAIR
                                                                                            AMOUNT             VALUE
                                                                                        --------------    ---------------
BONDS (80.0%)

AIRLINES (0.4%)
 Delta Airlines Inc., 9.25% Debentures, 2007 (A) ....................................   $       675,233   $       371,378
                                                                                                          ---------------
ASSET BACKED SECURITIES (5.4%)
 CA Infrastructure, 3.05% Debentures, 2008 ..........................................           694,409           722,138
 Chase Funding Mortgage Loan Asset Backed Certificate, 4.42% Debentures, 2032 .......           500,000           525,591
 Daimler Chrysler Auto, 2.41% Debentures, 2006 ......................................         1,044,965         1,055,946
 Discover Card Mt, 2.94% Debentures, 2008 ...........................................         1,100,000         1,150,405
 Ford Credit Auto Owner Trust, 2.64% Debentures, 2006 ...............................         1,400,000         1,423,274
 Toyota Auto Recovery Owner Trust, 2.67% Debentures, 2006 ...........................           675,198           676,692
                                                                                                          ---------------
                                                                                                                5,554,046
                                                                                                          ---------------
AUTOMOTIVE (1.4%)
 Daimler Chrysler NA Holdings, 5.09% Debentures, 2012 ...............................           700,000           796,237
 Lear Corp., 2.35% Debentures, 2005 .................................................           600,000           618,812
                                                                                                          ---------------
                                                                                                                1,415,049
                                                                                                          ---------------
BANKING (4.3%)
 ABN AMRO Holding ADS, 1.73% Debentures, 2007 .......................................           920,000           921,964
 Bank of America Corp., 5.50% Debentures, 2014 ......................................           600,000           624,265
 Capital One Financial, 4.66% Debentures, 2009 ......................................           620,000           642,739
 Credit Suisse First Boston Corp., 4.86% Debentures, 2011 ...........................           300,000           327,320
 Huntington National Bank, 4.68% Debentures, 2009 ...................................           400,000           410,937
 U.S. Bancorp NA MN, 2.89% Debentures, 2007 .........................................         1,000,000           993,970
 Washington Mutual Inc., 5.71% Debentures, 2014 .....................................           500,000           519,288
                                                                                                          ---------------
                                                                                                                4,440,483
                                                                                                          ---------------
BEVERAGE (0.4%)
 Pepsi Bottling Group, 4.34% Debentures, 2012 .......................................           400,000           404,841
                                                                                                          ---------------
BROKERAGE (3.0%)
 Goldman Sachs Group Inc., 4.77% Debentures, 2013 ...................................         1,100,000         1,081,162
 Lehman Brothers Holdings, Inc., 4.85% Debentures, 2014 .............................           700,000           691,697
 Merrill Lynch & Co. Inc., 4.20% Debentures, 2009 ...................................           800,000           803,071
 Morgan Stanley, 5.31% Debentures, 2012 .............................................           500,000           558,381
                                                                                                          ---------------
                                                                                                                3,134,311
                                                                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.4%)
 Credit Suisse First Boston Corp., 4.86% Debentures, 2036 ...........................         1,000,000         1,014,887
 LB UBS Commercial Mortgage Trust, 4.17% Debentures, 2027 ...........................         1,000,000           980,998
 LB UBS Commercial Mortgage Trust, 4.54% Debentures, 2031 ...........................         1,000,000           990,257
 LB UBS Commercial Mortgage Trust, 4.74% Debentures, 2031 ...........................           670,000           684,302
 Wachovia Bank Commercial Mortgage, 4.44% Debentures, 2035 ..........................           900,000           931,292
                                                                                                          ---------------
                                                                                                                4,601,736
                                                                                                          ---------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                                                                          PRINCIPAL            FAIR
                                                                                            AMOUNT             VALUE
                                                                                        --------------    ---------------
CONGLOMERATES (2.4%)
 General Electric Capital Corp., 4.97% Debentures, 2013 .............................   $     1,300,000   $     1,379,572
 Tyco International, 4.28% Debentures, 2008 .........................................         1,000,000         1,085,545
                                                                                                          ---------------
                                                                                                                2,465,117
                                                                                                          ---------------
CONSUMER (1.5%)
 Procter & Gamble, 4.99% Debentures, 2014 ...........................................         1,200,000         1,231,601
 Sealed Air, 5.52% Debentures, 2013 (B) .............................................           300,000           308,974
                                                                                                          ---------------
                                                                                                                1,540,575
                                                                                                          ---------------
DEFENSE (2.5%)
 Northrop Grumman Corp., 1.75% Debentures, 2004 .....................................         2,000,000         2,003,572
 Northrop Grumman Corp., 3.41% Debentures, 2006 .....................................           600,000           609,844
                                                                                                          ---------------
                                                                                                                2,613,416
                                                                                                          ---------------
FINANCE (5.6%)
 AIG SunAmerica Global Financials, 3.55% Debentures, 2008 (B) .......................           500,000           539,479
 American General Financial Corp., 3.98% Debentures, 2009 ...........................           900,000           893,140
 Countrywide Home Loan, 4.07% Debentures, 2011 ......................................           610,000           593,241
 Ford Motor Credit Co., 6.56% Debentures, 2006 ......................................         1,000,000         1,046,754
 Ford Motor Credit Co., 7.07% Debentures, 2013 ......................................           300,000           317,717
 General Motors Acceptance Corp., 6.65% Debentures, 2011 ............................           650,000           694,899
 General Motors Acceptance Corp., 6.06% Debentures, 2011 ............................           200,000           210,094
 Household Financial Corp., 5.78% Debentures, 2012 ..................................         1,400,000         1,553,756
                                                                                                          ---------------
                                                                                                                5,849,080
                                                                                                          ---------------
HEALTHCARE (0.4%)
 Anthem Inc., 4.86% Debentures, 2012 ................................................           400,000           451,574
                                                                                                          ---------------
HOME CONSTRUCTION (0.5%)
 M.D.C. Holdings, 5.47% Debentures, 2013 ............................................           500,000           509,060
                                                                                                          ---------------
INDEPENDENT ENERGY (1.2%)
 Anadarko Petroleum, 4.88% Debentures, 2011 .........................................           400,000           453,623
 Cooper Cameron, 2.67% Debentures, 2007 .............................................           200,000           196,064
 Devon Energy, 5.42% Debentures, 2011 ...............................................           500,000           564,927
                                                                                                          ---------------
                                                                                                                1,214,614
                                                                                                          ---------------
INSURANCE (1.8%)
 Massachusetts Mutual Life, 2.58% Debentures, 2008 (B) ..............................           900,000           873,118
 New York Life, 5.42% Debentures, 2013 (B) ..........................................         1,000,000         1,045,580
                                                                                                          ---------------
                                                                                                                1,918,698
                                                                                                          ---------------
MEDIA CABLE (7.1%)
 Comcast Cable Communications, 8.70% Debentures, 2027 ...............................           500,000           638,263
 Cox Enterprises Inc., 7.25% Debentures, 2010 (B) ...................................         3,800,000         4,192,293
 AOL Time Warner Inc., 9.66% Debentures, 2007 .......................................         2,400,000         2,552,395
                                                                                                          ---------------
                                                                                                                7,382,951
                                                                                                          ---------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                                                                          PRINCIPAL            FAIR
                                                                                            AMOUNT             VALUE
                                                                                        --------------    ---------------

MEDIA NON-CABLE (1.3%)
 Clear Channel Communications Inc., 4.72% Debentures, 2011 ..........................   $       200,000   $       193,371
 Liberty Media Corp., 3.60% Debentures, 2006 ........................................         1,100,000         1,112,056
                                                                                                          ---------------
                                                                                                                1,305,427
                                                                                                          ---------------
METALS (0.4%)
 Phelps Dodge Corp., 5.31% Debentures, 2011 .........................................           300,000           365,749
                                                                                                          ---------------
NATURAL GAS DISTRIBUTION (0.4%)
 Duke Capital LLC, 3.77% Debentures, 2006 ...........................................           400,000           407,422
                                                                                                          ---------------
NATURAL GAS PIPELINE (3.2%)
 Duke Energy Field Service, 5.68% Debentures, 2005 ..................................           500,000           519,662
 Southern California Gas Co., 4.38% Debentures, 2011 ................................           400,000           404,598
 Transcontinental Gas Pipeline, 10.33% Debentures, 2005 .............................         2,400,000         2,427,000
                                                                                                          ---------------
                                                                                                                3,351,260
                                                                                                          ---------------
PAPER (0.2%)
 International Paper, 5.38% Debentures, 2015 ........................................           200,000           199,283
                                                                                                          ---------------
PHARMACEUTICALS (1.2%)
 Wyeth, 5.52% Debentures, 2014 ......................................................         1,200,000         1,219,584
                                                                                                          ---------------
REAL ESTATE (8.7%)
 Canada Mortgage & Housing Corp., 3.43% Debentures, 2008 ............................         1,000,000           999,431
 Health Retirement Properties, 6.39% Debentures, 2016 ...............................           300,000           311,202
 iStar Financial, 6.32% Debentures, 2010 ............................................           240,000           250,914
 Kimco Reality, 1.88% Debentures, 2006 ..............................................           100,000           100,058
 Nationwide Health Properties Inc., 6.90% Debentures, 2037 ..........................         4,500,000         4,879,278
 Post Apartment Homes LP, 4.05% Debentures, 2005 ....................................         2,510,000         2,542,705
                                                                                                          ---------------
                                                                                                                9,083,588
                                                                                                          ---------------
RETAIL (2.4%)
 Wal-Mart Stores Inc., 4.58% Debentures, 2013 .......................................         2,500,000         2,521,867
                                                                                                          ---------------
SUPERMARKETS (1.8%)
 Fred Meyer Inc., 4.83% Debentures, 2008 ............................................         1,000,000         1,117,774
 Safeway Inc., 4.96% Debentures, 2011 ...............................................           700,000           766,081
                                                                                                          ---------------
                                                                                                                1,883,855
                                                                                                          ---------------
TELECOMMUNICATIONS (3.4%)
 Deutsche Telekom AG, 2.31% Debentures, 2005 ........................................         1,100,000         1,142,719
 Sprint Capital Corp., 4.90% Debentures, 2008 .......................................           720,000           777,861
 Telecom Italia S.p.A., 4.06% Debentures, 2010 (B) ..................................           100,000            99,361
 Telecom Italia S.p.A., 5.28% Debentures, 2013 (B) ..................................         1,500,000         1,531,054
                                                                                                          ---------------
                                                                                                                3,550,995
                                                                                                          ---------------
TOBACCO (0.9)
 Altria Group, 5.74% Debentures, 2008 ...............................................           900,000           919,776
                                                                                                          ---------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                                                                          PRINCIPAL            FAIR
                                                                                            AMOUNT             VALUE
                                                                                        --------------    ---------------
U.S. AGENCY (5.6%)
 Federal Home Loan Mortgage Corp., 2.90% Debentures, 2019 ...........................   $       700,000   $       699,166
 Federal Association National Mortgage, 2.13% Debentures, 2006 ......................         1,300,000         1,280,636
 Federal Association National Mortgage, 3.00% Debentures, 2007 ......................         1,400,000         1,397,147
 Federal Association National Mortgage, 4.01% Debentures, 2011 ......................         2,200,000         2,432,736
                                                                                                          ---------------
                                                                                                                5,809,685
                                                                                                          ---------------
UTILITIES (8.2%)
 Pepco Holdings Inc., 5.15% Debentures, 2007 ........................................         1,600,000         1,676,366
 Progress Energy Inc., 6.06% Debentures, 2007 .......................................         2,700,000         2,858,166
 PSEG Energy Holdings, 21.80% Debentures, 2008 ......................................           450,000           498,375
 SCANA Corp., 2.16% Debentures, 2006 ................................................         1,000,000         1,002,471
 SP Powerassets Ltd., 5.08% Debentures, 2013 ........................................           900,000           913,788
 TransAlta Corp., 5.22% Debentures, 2013 ............................................           400,000           411,641
 Xcel Energy Inc., 3.44% Debentures, 2008 (B) .......................................         1,200,000         1,183,163
                                                                                                          ---------------
                                                                                                                8,543,970
                                                                                                          ---------------
TOTAL BONDS
 (COST $81,064,890) .................................................................                          83,029,390
                                                                                                          ---------------

UNITED STATES GOVERNMENT SECURITIES (15.1%)
 United States of America Treasury, 1.50% due November, 2005 ........................         6,060,000         6,304,297
 United States of America Treasury, 2.14% due November, 2006 ........................         3,075,000         3,129,895
 United States of America Treasury, 3.14% due September, 2008 .......................         3,000,000         2,998,596
 United States of America Treasury, 4.10% due August, 2014 ..........................         3,250,000         3,285,041
                                                                                                          ---------------
TOTAL UNITED STATES GOVERNMENT SECURITIES
 (COST $15,795,154) .................................................................                          15,717,829
                                                                                                          ---------------
TOTAL SHORT-TERM INVESTMENTS (3.9%)

COMMERCIAL PAPER (3.9%)
 Barton Capital Corp., 1.80% due October, 2004 ......................................         1,305,000         1,304,739
 Polonius Inc., 1.92% due October, 2004 .............................................         2,734,000         2,734,000
                                                                                                          ---------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $4,038,807) ..................................................................                           4,038,739
                                                                                                          ---------------
TOTAL INVESTMENTS (99.0%)
 (COST $100,898,851)(C) .............................................................                         102,785,958
                                                                                                          ---------------
OTHER ASSETS AND LIABILITIES (1.0%) .................................................                           1,059,133
                                                                                                          ---------------
TOTAL NET ASSETS (100.0%) ...........................................................                     $   103,845,091
                                                                                                          ===============

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

NOTES

(A)  Private Placement.

(B) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, The Travelers Quality Bond Account for Variable Annuites held 9.4% of its net assets, with a current market value of $9,773,020, in securities restricted as to resale

(C) At September 30, 2004 net unrealized appreciation for all securities was $1,887,107. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $2,449,298 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $562,191.

                      See Notes to Statement of Investments

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account QB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by Account QB.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

     REPURCHASE AGREEMENTS. When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account QB at September 30, 2004.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $26,092,405 and $25,891,880, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $46,951,880 and $52,252,718, respectively, for the nine months ended September 30, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004

                                                                                          PRINCIPAL            FAIR
                                                                                            AMOUNT             VALUE
                                                                                        --------------    ---------------
SHORT-TERM INVESTMENTS (100%)

COMMERCIAL PAPER (63.2%)
 Barton Capital Corp., 1.80% due October 18, 2004 ...................................   $     3,600,000   $     3,596,760
 BMW U.S. Capital Corp. LLC, 1.80% due October 26, 2004 .............................         3,607,000         3,602,311
 Canadian Imperial Bank of Commerce, 1.83% due November 22, 2004 ....................         3,397,000         3,387,886
 Caterpillar Inc., 1.77% due October 12, 2004 .......................................         3,558,000         3,555,865
 General Electric Capital Corp., 1.80% due October 25, 2004 .........................         3,613,000         3,608,484
 ING U.S. Funding LLC, 1.82% due October 25, 2004 ...................................         2,700,000         2,696,625
 Marsh & McLennan Companies, 1.65% due October 14, 2004 .............................         3,649,000         3,646,446
 Paradigm Funding LLC, 1.83% due October 15, 2004 ...................................         3,626,000         3,623,280
 Pfizer Inc., 1.76% due October 21, 2004 ............................................         3,068,000         3,064,779
 Ranger Funding Co. LLC, 1.74% due October 7, 2004 ..................................         3,620,000         3,618,733
 Royal Bank of Scotland PLC, 1.80% due October 19, 2004 .............................         1,500,000         1,498,575
 Sheffield Receivables Corp., 1.76% due October 13, 2004 ............................         3,540,000         3,537,699
 UBS Financial Inc., 1.91% due October 1, 2004 ......................................         3,411,000         3,411,000
 Yorktown Capital LLC, 1.81% due October 20, 2004 ...................................         3,636,000         3,632,364
                                                                                                          ---------------
                                                                                                               46,480,807
                                                                                                          ---------------

UNITED STATES AGENCY SECURITIES (36.7%)
 Federal Home Loan, 1.66% due October 8, 2004 .......................................        19,061,000        19,054,557
 Federal Home Loan, 1.76% due October 20, 2004 ......................................         4,041,000         4,037,290
 Federal Home Loan Mortgage Corp., 1.69% due October 5, 2004 ........................         3,940,000         3,939,240
                                                                                                          ---------------
                                                                                                               27,031,087
                                                                                                          ---------------

TOTAL INVESTMENTS (99.9%)
 (COST $73,515,403) .................................................................                          73,511,894
                                                                                                          ---------------

OTHER ASSETS AND LIABILITIES (0.1%) .................................................                              46,193
                                                                                                          ---------------

TOTAL NET ASSETS (100.0%) ...........................................................                     $    73,558,087
                                                                                                          ===============

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account MM is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by Account MM.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     REPURCHASE AGREEMENTS. When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account MM at September 30, 2004.

ITEM 2.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3
                  (c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.


ITEM 3.                EXHIBITS.

          (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities

Date   November 24, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities

Date   November 24, 2004


By:    /s/ David A. Golino
       David A. Golino
       Principal Accounting Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities

Date   November 24, 2004